File No. 33-27172
811-5719
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[__]
Post-Effective Amendment No. 22	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 22	[X]

(Check appropriate box or boxes.)

     DREYFUS STOCK INDEX FUND, INC. (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York	10166
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_X	immediately upon filing pursuant to paragraph (b)
	on	(date)	pursuant to paragraph (b)

	60	days after filing pursuant to paragraph (a)(1)

	on	(date)	pursuant to paragraph (a)(1)

	75	days after filing pursuant to paragraph (a)(2)

	on	(date)	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective ___ amendment.

P:\Edgar Filings\Pending\763\485BPOS\J29-763-4-06.doc-019

DREYFUS STOCK INDEX FUND, INC.
STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2006

FOR INITIAL SHARES AND SERVICE SHARES

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Stock Index Fund, Inc. (the “Fund”), dated May 1, 2006, as the Prospectus may be revised from time to time. To obtain a copy of the Fund’s Prospectus, please call your financial adviser, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the www.dreyfus.com, or call 1-800-554-4611 or 516-338-3300.

Fund shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies (“Participating Insurance Companies”) to fund variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies,” and together with VA contracts, the “Policies”). Individuals may not purchase shares directly from the Fund. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies.

The Fund currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the Participating Insurance Company to determine which class of Fund shares may be purchased by the separate account.

The Fund’s most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

TABLE OF CONTENTS Page

Description of the Fund	B-2
Management of the Fund	B-8
Management Arrangements	B-14
How to Buy Shares	B-19
Distribution Plan (Service Shares Only)	B-20
Shareholder Services Plan (Initial Shares Only)	B-21
How to Redeem Shares	B-22
Exchange Privilege	B-23
Determination of Net Asset Value	B-23
Dividends, Distributions and Taxes	B-24
Portfolio Transactions	B-25
Summary of the Proxy Voting Policy, Procedures and Guidelines of the Dreyfus Family
of Funds	B-28
Information About the Fund	B-30
Counsel and Independent Registered Public Accounting Firm	B-32
Appendix	B-33

DESCRIPTION OF THE FUND

The Fund is a Maryland corporation formed on January 24, 1989 that commenced operations on September 29, 1989 under the name Dreyfus Life and Annuity Index Fund, Inc. On April 23, 2002, the Fund’s name was changed to Dreyfus Stock Index Fund, Inc.

The Dreyfus Corporation (“Dreyfus” or “Manager”) serves as the Fund’s manager. Dreyfus has engaged its affiliate, Mellon Equity Associates, LLP (“Mellon Equity”), to serve as the Fund’s index fund manager and provide day-to-day management of the Fund’s investments. Dreyfus and Mellon Equity are referred to collectively as the “Advisers.”

Dreyfus Service Corporation (the “Distributor”) serves as the distributor of the Fund’s shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Fund’s Prospectus. When the Fund has cash reserves or as otherwise described below, it may invest in the following securities.

U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations from the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support for such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

Repurchase Agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. The Fund’s custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (“SEC”) to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

Bank Obligations. The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instruments upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of their purchase, are (a) rated at least Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Ratings Services (“S&P”), (b) issued by companies having an outstanding unsecured debt issue currently rated at least Aa by Moody’s or at least AA- by S&P, or (c) if unrated, determined by the Advisers to be of comparable quality to those rated obligations which may be purchased by the Fund.

Investment Companies. The Fund may invest in securities issued by other investment companies. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the limitations described above, except that a Fund’s aggregate investment of invested cash reserves in such money market funds may not exceed 25% of its total assets. See “Lending Portfolio Securities.”

Investment Techniques

The following information supplements and should be read in conjunction with the Fund’s Prospectus.

General. The Fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index (the “Index”). The Index is composed of 500 common stocks, most of which are traded on the New York Stock Exchange (“NYSE”), chosen by S&P to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The Index is structured to approximate the general distribution of industries in the U.S. economy. The 500 securities represent approximately 75% of the market value of all U.S. common stocks. Component stocks included in the Index are chosen with the aim of achieving a distribution at the index level representative of the various components of the U.S. economy and therefore do not represent the 500 largest companies. Aggregate market value and trading activity are also considered in the selection process. A limited percentage of the Index may include foreign securities and real estate investment trusts (“REITs”).

The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund’s net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund’s ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by S&P and the timing of purchases and redemptions. In the future, the Fund’s Board, subject to the approval of shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

The Fund’s ability to duplicate the performance of the Index also depends to some extent on the size of the Fund’s portfolio and the size of cash flows into and out of the Fund.

Investment changes to accommodate these cash flows are made to maintain the similarity of the Fund’s portfolio to the Index to the maximum practicable extent.

Borrowing Money. The Fund is permitted to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 5% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.

Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

Derivatives. The Fund may invest in, or enter into, derivatives, such as stock index futures, in anticipation of taking a market position when, in the opinion of the Advisers, available cash balances do not permit an economically efficient trade in the cash market, to hedge dividend accruals or to meet liquidity needs. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.

If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Advisers will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

Pursuant to regulations and/or published positions of the SEC, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives.

The Fund will not be a commodity pool. The Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility as a registered investment company for an exclusion from the definition of commodity pool operator and that the Fund is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Stock Index Futures. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day. The Fund purchases and sells futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Using futures in anticipation of market transactions involves certain risks. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, the price of stock index futures may not correlate perfectly with the movement in the stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions. Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the stock index and movements in the price of stock index futures, a correct forecast of general market trends still may not result in a successful hedging transaction.

Investment Restrictions

The Fund’s investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. The Fund may not:

1. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of the Fund’s investments in all such companies to exceed 5% of the value of its total assets.

2. Invest in commodities, except that the Fund may invest in futures contracts as described in the Prospectus and Statement of Additional Information.

3. Purchase, hold or deal in real estate, or oil and gas interests, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

4. Borrow money or pledge, mortgage or hypothecate its assets, except as described in the Fund’s Prospectus and the Statement of Additional Information and in connection with entering into futures contracts. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund’s assets.

     5. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund’s total assets) or as otherwise permitted by the SEC. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Fund’s Board.

6. Act as an underwriter of securities of other issuers or purchase securities subject to restrictions on disposition under the Securities Act of 1933 (so-called “restricted securities”).

The Fund may not enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are not readily marketable, if, in the aggregate, more than 10% of the value of the Fund’s net assets would be so invested. The Fund will not enter into time deposits maturing in more than seven days and time deposits maturing from two businesses through seven calendar days will not exceed 10% of the Fund’s total assets.

7. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

8.	Purchase, sell or write puts, calls or combinations thereof.

9.	Invest more than 25% of its assets in investments in any particular industry or industries (including banking), except to the extent the Index also is so concentrated, provided that, when the Fund has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund and Dreyfus have received an exemptive order from the SEC which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund’s securities and other uninvested cash to purchase shares of one or more registered money market funds advised by Dreyfus in excess of limitations imposed by the 1940 Act.

In addition to the investment restrictions adopted as set forth above, the Fund has adopted certain additional non-fundamental policies which may be changed by vote of a majority of the Board members at any time. The Fund may not: (i) engage in arbitrage transactions, (ii) purchase warrants (other than those acquired by the Fund in units or attached to securities), (iii) sell securities short, but reserves the right to sell securities short against the box, (iv) invest more than 10% of its total assets in the securities of any single issuer or hold more than 10% of the voting securities of any single issuer, or (iv) purchase securities of other investment companies, except to the extent permitted under the 1940 Act. In addition, the Fund intends to: (i) comply with the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) comply in all material respects with relevant insurance laws and regulations applicable to investments of separate accounts of Participating Insurance Companies.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

MANAGEMENT OF THE FUND

The Fund’s Board is responsible for the management and supervision of the Fund and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Manager
Mellon Equity Associates, LLP	Index Fund Manager
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
Mellon Trust of New England, N.A	Custodian

Board Members of the Fund[1]

Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)
Position with Fund	Principal Occupation
(Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (62)	Corporate Director and	The Muscular Dystrophy Association, Director
	Trustee	Levcor International, Inc., an apparel fabric
Chairman of the Board		processor, Director
(1995)		Century Business Services, Inc., a provider of
outsourcing functions for small and medium size
companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants, Director
Sunair Services Corporation, engages in the
design, manufacture and sale of high frequency
systems for long-range voice and data
communications, as well as provides certain
outdoor-related services to homes and
businesses, Director
David P. Feldman (65)	Corporate Director and	BBH Mutual Funds Group (11 funds), Director
	Trustee	The Jeffrey Company, a private investment
Board Member (1996)		company, Director
QMED, a medical device company, Director

Ehud Houminer (65)	Executive-in-Residence at	Avnet Inc., an electronics distributor, Director
	the Columbia Business	International Advisory Board to the MBA
Board Member (1993)	School, Columbia	Program School of Management, Ben Gurion

1 None of the Board members are “interested persons” of the Fund, as defined in the 1940 Act.

Name (Age)
Position with Fund	Principal Occupation
(Since)	During Past 5 Years	Other Board Memberships and Affiliations

	University	University, Chairman
	Principal of Lear, Yavitz	Explore Charter School, Brooklyn, NY, Chairman
and Associates, a
management consulting
firm (1996 to 2001)

Gloria Messinger (76)	Arbitrator for American
	Arbitration Association	Theater for a New Audience, Inc., Director
Board Member (1993)	and National Association
of Securities Dealers, Inc.
	Consultant in Intellectual	Brooklyn Philharmonic, Director
Property
Anne Wexler (75)	Chairperson of the	Wilshire Mutual Funds (5 funds), Director
	Wexler & Walker	Methanex Corporation, a methanol
Board Member (1996)	Public Policy Associates,	producing company, Director
	consultants specializing	Member of the Council of Foreign Relations
	in government relations	Member of the National Park Foundation
and public affairs

Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the Fund, as defined in the 1940 Act. The function of the audit committee is to (i) oversee the Fund’s accounting and financial reporting processes and the audit of the Fund's financial statements and (ii) to assist in the Board's oversight of the integrity of the Fund's financial statements, the Fund's compliance with legal and regulatory requirements and the independent registered public accounting firm’s qualifications, independence and performance. The Fund's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommenced by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including charter and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o the Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund’s investments. The audit committee met four times, the pricing committee met once, and the compensation committee met twice during the year ended December 31, 2005. The nominating committee did not meet during the last fiscal year.

The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2005.

Aggregate Holding of Funds
in the Dreyfus Family of
Funds for which Responsible
Name of Board Member	Fund	as a Board Member
Joseph S. DiMartino	None	Over $100,000
David P. Feldman	None	Over $100,000
Ehud Houminer	None	Over $100,000
Gloria Messinger	None	Over $100,000

Anne Wexler	None	None

As of December 31, 2005, none of the Board members or their immediate family members owned securities of Dreyfus, Mellon Equity, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus, Mellon Equity or the Distributor.

The Fund typically pays its Board members its allocated portion of an annual retainer of $40,000 and a fee of $5,000 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and five other funds (comprised of 25 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2005, were as follows:

		Total Compensation
	Aggregate	From the Fund and
Name of Board	Compensation From	Fund Complex
Member	the Fund*	Paid to Board Member(**)

Joseph S. DiMartino	$13,217	$ 833,262 (190)
David P. Feldman	$10,780	$194,898 (56)
John M. Fraser, Jr.***	$2,654	$32,500 (47)
Ehud Houminer	$10,780	$103,750 (35)
Gloria Messinger	$10,780	$53,750 (26)
T. John Szarkowski****	$10,780	$53,750 (26)
Anne Wexler	$10,780	$ 99,250 (35)

____________________________
*	Amount does not include reimbursed expenses for attending Board meetings, which amounted to $803 for all Board members as a group.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.

***	Emeritus Board member as of May 24, 2000.

****	Emeritus Board member as of December 14, 2005.

Officers of the Fund

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive Officer, and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive

Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002. Chief Investment Officer, Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since March 2000 . Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Secretary since March 2000 . Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001. Director - Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager –Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

ERIK D. NAVILOFF, Assistant Treasurer since August 2005. Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT S. ROBOL, Assistant Treasurer since August 2005. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through

March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on March 31, 2006. See “Information About the Fund” for a list of shareholders known by the Fund to own of record 5% or more of the Fund’s outstanding voting securities as of March 31, 2006.

MANAGEMENT ARRANGEMENTS

Manager. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon”). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

Dreyfus provides management services pursuant to the Management Agreement (the “Management Agreement”) between the Fund and Dreyfus. The Management Agreement is subject to annual approval by (i) the Fund’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Dreyfus by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable without penalty, on 60 days’ notice, by the Fund’s Board or by vote of the holders of a majority of the Fund’s shares, or, upon not less than 90 days’ notice, by Dreyfus. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The following persons are officers and/or directors of Dreyfus: Stephen E. Canter, Chair of the Board and Chief Executive Officer; Thomas F. Eggers, President, Chief Operating Officer and a director; Jonathan Baum, Vice Chair – Distribution; Stephen R. Byers, Chief Investment Officer, Vice Chair and a director; J. Charles Cardona, Vice Chair and a director; Diane P. Durnin, Vice Chair and a director; J. David Officer, Vice Chair and a director ; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President Corporate Communications; Lisa A. Fox, Vice President Human Resources; Anthony Mayo, Vice President- Information Systems; Theodore A. Schachar, Vice President Tax; Alex G. Sciulli, Vice President; Wendy H. Strutt, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Assistant Secretary; and Steven G. Elliott, Robert P. Kelly, David F. Lamere, and Ronald P. O’Hanley III, directors.

Dreyfus’ Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon’s Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Code of Ethics preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Dreyfus maintains office facilities on behalf of the Fund, and furnishes the Fund statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

Index Fund Manager. Mellon Equity provides investment advisory assistance and day-to-day management of the Fund’s investments pursuant to the Index Management Agreement (the “Index Management Agreement”) between Mellon Equity and Dreyfus. The Index Management Agreement is subject to annual approval by (i) the Fund’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Fund’s Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or Mellon Equity, by vote cast in person at a meeting called for the purpose of voting on such approval. The Index Management Agreement is terminable without penalty (i) by Dreyfus on 60 days’ notice, (ii) by the Fund’s Board or by vote of the holders of a majority of the Fund’s shares on 60 days’ notice, or (iii) by Mellon Equity on not less than 90 days’ notice. The Index Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement for any reason.

The following persons are executive officers and/or directors of Mellon Equity: Phillip R. Roberts, Chairman of the Board; William P. Rydell, President and Chief Executive Officer; and W. Keith Smith, Director.

Mellon Equity provides day-to-day management of the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of Dreyfus and approval of the Fund’s Board. Mellon Equity has agreed to pay for the custody services provided to the Fund by Mellon Trust of New England, N.A. (the “Custodian”).

     Portfolio Management. Dreyfus manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Fund’s Board. Mellon Equity provides day-to-day management of the Fund’s investments subject to the supervision of Dreyfus and the Fund’s Board. The Fund’s portfolio manager is Thomas Durante.

In approving the Management Agreement and the Index Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by Dreyfus and Mellon Equity; the investment philosophy and investment approach as applied to the Fund by Dreyfus and Mellon Equity; the investment management expertise of Dreyfus and Mellon Equity in respect of the Fund’s investment strategies; the personnel, resources and experience of Dreyfus and Mellon Equity; the Fund’s performance history and the management fees paid to the Advisers relative to those of mutual funds with similar investment objectives, strategies and restrictions; Dreyfus’ costs of providing services under the Management Agreement; the relationship between the fees paid to Dreyfus under the Management Agreement and the Fund’s Distribution Plan; and ancillary benefits Dreyfus may receive from its relationship with the Fund.

Portfolio Manager Compensation. The portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the Mellon Equity Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager’s contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to Mellon Equity.

All portfolio managers are also eligible to participate in the Mellon Equity Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Mellon Equity (capped at 20% per year). Management has discretion with respect to actual participation and award size.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon’s elective deferred compensation plan.

     Additional Information About Portfolio Managers. The following table lists the number and types of other accounts advised by the Fund's primary portfolio manager and assets under management in those accounts as of the end of the Fund’s fiscal year:

	Registered
	Investment
Portfolio Manager	Company	Assets Managed	Pooled	Assets	Other	Assets
	Accounts		Accounts	Managed	Accounts	Managed
Thomas Durante	11	$12.5 billion	1	$639.4 million	4	$239 million

None of the funds or accounts are subject to a performance-based advisory fee.

     The dollar range of Fund shares beneficially owned by the primary portfolio manager as of the end of the Fund’s fiscal year is as follows:

Dollar Range of Fund Shares
Portfolio Manager	Fund Name	Beneficially Owned
Thomas Durante	Dreyfus Stock Index Fund	None

     Portfolio managers at Dreyfus may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

     Potential conflicts of interest may arise because of Dreyfus’ management of the Fund and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings (“IPOs”), in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Fund, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolios managers have a materially larger investment in Other Accounts than their investment in the Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the portfolio manager may purchase different securities for the Fund and the Other Accounts, and the performance of securities purchased for the Fund may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchase by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting Dreyfus' fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by Dreyfus and/or Mellon Equity. The expenses borne by the Fund include: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of Dreyfus or Mellon Equity or any of their affiliates, SEC fees, state Blue Sky qualification fees, advisory fees, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund’s existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholder’s reports and meetings, and any extraordinary expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. The Fund’s Initial shares are subject to an annual shareholder services fee (see “Shareholder Services Plan (Initial Shares Only)”) and the Fund’s Service shares are subject to an annual distribution fee (see “Distribution Plan (Service Shares Only)”).

As compensation for Dreyfus’ services, the Fund has agreed to pay Dreyfus a monthly fee at the annual rate of 0.245% of the value of the Fund’s average daily net assets. As compensation for Mellon Equity’s services, Dreyfus has agreed to pay Mellon Equity a monthly fee at the annual rate of 0.095% of the value of the Fund’s average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to shareholders. For the fiscal years ended December 31, 2003, 2004 and 2005, the Fund paid Dreyfus management fees of $8,424,391, $10,077,462, and $10,426,789, respectively, and Dreyfus paid Mellon Equity index management fees of $ 2,100,429, $2,333,975, and $2,376,750, respectively.

Dreyfus (and to a limited extent, Mellon Equity) have agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Management Agreement, but excluding taxes, brokerage, interest on borrowings and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the fees to be paid to Dreyfus, and Dreyfus may deduct from the fees paid to Mellon Equity or Dreyfus and Mellon Equity will bear, such excess expense in proportion to their management fee and index management fee, to the extent required by state law. Such deduction or payment, if any, will be estimated daily and reconciled and effected or paid, as the case may be, on a monthly basis.

The aggregate fees payable to Dreyfus and Mellon Equity is not subject to reduction as the value of the Fund’s net assets increases.

Distributor. The Distributor, a wholly-owned subsidiary of Dreyfus located at 200 Park Avenue, New York, New York 10166, serves as the Fund’s distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

Dreyfus or the Distributor may provide cash payments out of its own resources to Participating Insurance Companies that sell shares of the Portfolios or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the Fund. These additional payments may be made to Participating Insurance Companies and other financial intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Participating Insurance Companies. Cash compensation also may be paid to Participating Insurance Companies for inclusion of the Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for the Participating Insurance Company to recommend or sell shares of the Fund to you. Please contact your Participating Insurance Company for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Participating Insurance Companies in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of Dreyfus, 200 Park Avenue, New York, New York 10166, is the Fund’s transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. Dreyfus pays the Fund’s transfer agency fees.

The Custodian, an indirect subsidiary of Mellon, One Boston Place, Boston,

Massachusetts 02108, is the Fund’s custodian. Under a custody agreement with the Fund, the Custodian holds the Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund’s domestic assets held in custody and receives certain securities transactions charges. The Custodian’s fees for its services to the Fund are paid by Mellon Equity.

HOW TO BUY SHARES

The Fund offers two classes of shares – Initial shares and Service shares. The classes are identical, except as to the expenses borne by each class which may affect performance. See “Shareholder Services Plan (Initial Shares Only)” and “Distribution Plan (Service Shares Only).” Fund shares currently are offered only to separate accounts of Participating Insurance Companies. Individuals may not place purchase orders directly with the Fund.

As discussed under "Management Arrangements—Distributor," Participating Insurance Companies may receive revenue sharing payments from Dreyfus or the Distributor. The receipt of such payments could create an incentive for a Participating Insurance Company to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Participating Insurance Company to recommend or sell shares of the Fund instead of other mutual funds where such payments are not received. Please contact your Participating Insurance Company for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

     Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to Policies. See the prospectus of the separate account of the applicable Participating Insurance Company for more information on the purchase of Fund shares, including the class of Fund shares available for investment. The Fund does not issue share certificates.

     Purchase orders from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the Fund determined on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Fund on the next business day in accordance with applicable requirements. It is each Participating Insurance Company’s responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. Policyholders should refer to the prospectus for their Policies in this regard.

Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each class of shares is computed by dividing the value of the Fund’s net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. For information regarding the methods employed in valuing the Fund’s investments, see “Determination of Net Asset Value.”

DISTRIBUTION PLAN (SERVICE SHARES ONLY)

Rule 12b-1 (the “Rule”) adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund’s Board has adopted such a plan (the “Distribution Plan”) with respect to the Fund’s Service shares pursuant to which the Fund pays the Distributor at an annual rate of 0.25% of the value of the Fund’s average daily net assets attributable to Service shares for distributing Service shares, for advertising and marketing related to Service shares and for servicing and/or maintaining accounts of Service class shareholders. Under the Distribution Plan, the Distributor may make payments to Participating Insurance Companies and the broker-dealers acting as principal underwriter for their variable insurance products in respect of these services. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and the holders of its Service shares.

A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Fund’s Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of Service shares may bear pursuant to the Distribution Plan without the approval of the holders of such class of shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not “interested persons” and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of the Fund’s Service shares.

For the fiscal year ended December 31, 2005, the Fund, with respect to its Service shares, paid $1,282,933 to the Distributor pursuant to the Distribution Plan.

SHAREHOLDER SERVICES PLAN (INITIAL SHARES ONLY)

The Fund has adopted a Shareholder Services Plan for its Initial shares pursuant to which the Fund reimburses the Distributor an amount not to exceed an annual rate of 0.25% of the value of the average daily net assets attributable to Initial shares for certain allocated expenses with respect to servicing and/or maintaining accounts of Initial class shareholders.

A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Fund’s Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Fund’s Board and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Plan is terminable at any time by vote of a majority of the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.

For the fiscal year ended December 31, 2005, the Fund, with respect to its Initial shares, paid the Distributor $23,221 under the Shareholder Services Plan.

HOW TO REDEEM SHARES

General. Fund shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place redemption orders directly with the Fund. Redemption requests received by the Participating Insurance Company from separate accounts on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the Fund determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company’s responsibility to properly transmit redemption requests in accordance with applicable requirements. Policyholders should consult their Policy prospectus in this regard. To maximize the Fund’s ability to track the Index, shareholders are urged to transmit redemption requests so that they may be received by the Fund or its agent prior to 12:00 noon, Eastern time, on the day upon which separate accounts of Participating Insurance Companies want their redemption requests to be effective. The value of the shares redeemed may be more or less than their original cost, depending on the Fund’s then-current net asset value. No charges are imposed by the Fund when shares are redeemed.

The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC.

Should any conflict between VA contract holders and VLI policyholders arise which would require that a substantial amount of assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of shareholders.

Redemption Commitment. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Fund’s Board reserves the right to make payments in whole or part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit to protect the Fund’s shareholders.

EXCHANGE PRIVILEGE

Investors can exchange shares of a class for shares of the same class of any other fund or portfolio managed by Dreyfus that is offered only to separate accounts established by Participating Insurance Companies to fund Policies, or into shares of any such money market portfolio, subject to the terms and conditions relating to exchanges set forth in the applicable Participating Insurance Company prospectus. Policyholders should refer to the applicable Participating Insurance Company prospectus for more information on exchanging Fund shares.

The Fund reserves the right to modify or discontinue its exchange program at any time upon 60 days’ notice to the Participating Insurance Company.

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities. The Fund’s portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. For this purpose, the official closing price on a securities exchange or national securities market shall be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Certain short-term investments may be carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board. Expenses and fees of a fund, including the advisory fees and any fees pursuant to the Distribution Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund’s shares.

Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined by the Dreyfus not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but after the Fund calculates its NAV), are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the Fund's Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on a fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by the Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund's assets on days when Fund investors have no access to the Fund. Restricted securities which are, or are convertible into, other securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which such restricted securities were purchased. This discount will be revised by the Board, if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Fund's Board.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management of the Fund believes that the Fund has qualified as a “regulated investment company” under the Code, for its most recent fiscal year. The Fund intends to continue to so qualify so long as such qualification is in the best interests of its shareholders. Qualification as a regulated investment company relieves the Fund from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be subject to the general rules governing the Federal income taxation of corporations under the Code. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be “adequately diversified” as provided therein or in accordance with U.S. Treasury Regulations, in order for the account to serve as the basis for VA contracts or VLI policies. Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the diversification requirements. If the Fund satisfies certain conditions, a segregated asset account owning shares of the Fund will be treated as owning multiple investments consisting of the account’s proportionate share of each of the assets of the Fund. The Fund intends to satisfy these conditions so that the shares of the Fund owned by a segregated asset account of a Participating Insurance Company willbe treated as multiple investments. Further, the Fund intends to satisfy the diversification standards prescribed by Section 817(h) for segregated accounts. By meeting these and other requirements, the

Participating Insurance Companies, rather than VA contract holders or VLI policyholders, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to a Participating Insurance Company will depend on the Participating Insurance Company’s tax status.

If, however, the Fund were not to satisfy these conditions, a segregated asset account of a Participating Insurance Company owning shares of the Fund would be required to treat such shares as a single investment asset (and, accordingly, would not be able to treat its proportionate interest in the Fund’s assets as being directly owned) for purposes of determining whether the segregated asset account is “adequately diversified” within the meaning of Section 817(h) of the Code. This, in turn, would make it more difficult for any such segregated asset account to satisfy the diversification standards of the Code. If a segregated asset account is not adequately diversified, it may not serve as the basis for VA contracts or VLI policies.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. In addition, all or a portion of the gain realized from engaging in “conversion transactions” (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

Gain or loss, if any, realized by the Fund from certain financial futures transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by the Fund involving futures may constitute “straddles.” Straddles are defined to include “offsetting positions” in actively traded personal property. To the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute “mixed straddles.” The Fund may make one or more elections with respect to the treatment of “mixed straddles,” resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Fund and its shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Fund’s activities or to discuss state and local tax matters affecting the Fund. Policyholders are urged to consult their own tax advisers for more detailed information concerning tax implications of investments in the Fund. For more information concerning the Federal income tax consequences, Policyholders should refer to the prospectus for their Policies.

PORTFOLIO TRANSACTIONS

General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. Funds managed by dual employees of the Manager and an affiliated entity, and funds that employ a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the “Trading Desk”). Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.

The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker’s or dealer’s execution; (v) the broker’s or dealer’s willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker’s or dealer’s financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

      Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk’s procedures, portfolio managers and their corresponding Trading Desks may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts and other relevant factors).

Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a Fund’s investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

      To the extent that a fund invests in foreign securities, certain of such fund’s transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

Funds and accounts managed by the Manager, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

For its portfolio securities transactions for the fiscal years ended December 31, 2003, 2004 and 2005, the Fund paid total brokerage commissions of, $ 92,404, $62,562, and $171,870, respectively, none of which was paid to the Distributor. For the fiscal years ended December 31, 2003, 2004 and 2005, the Fund paid spreads and concessions on principal transactions of $0, $0, and $19,726, respectively, none of which was paid to the Distributor. Brokerage commissions increased due to an increase in trading activity.

There were no transactions conducted on an agency basis through a broker, for among other things, research services for the fiscal year ended December 31, 2005.

     Regular Broker-Dealers. The Fund may acquire securities issued by one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio transactions or (iii) sold the largest dollar amount of the Fund’s securities. The following is a list of the Fund’s regular brokers or dealers whose securities the Fund acquired, and the aggregate value of such securities, as of December 31, 2005: Banc of America, LLC - $67,731,000; Citigroup Global Markets Inc. - $89,722,000; Goldman, Sachs & Co. - $21,040,000; J.P. Morgan Chase Bank - $50,753,000; Merrill Lynch, Pierce, Fenner & Smith Inc. - $22,746,000; and Morgan Stanley - $22,351,000; Bear, Stearns & Co., Inc - $4,789,000; RBS Greenwich Capital - $25,370,000.

     Disclosure of Portfolio Holdings. It is the policy of the Fund to protect the confidentiality of its portfolio holdings and prevent the selective disclosure of non-public information about such holdings. The Fund will publicly disclose its holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. The Fund will publicly disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com. The information will be posted with a one-month lag and will remain accessible until the Fund files a report on From N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the Fund will publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter.

     If portfolio holdings are released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. The Fund may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The fund may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Fund's custodian, auditors, investment adviser, administrator, and each of their respective affiliates and advisers. Disclosure of the Fund's portfolio holdings may be authorized only by the Fund's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund's Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE DREYFUS FAMILY OF FUNDS

     The Board of each fund in the Dreyfus Family of Funds has delegated to Dreyfus the authority to vote proxies of companies held in the fund's portfolio. Dreyfus, through its participation on the Mellon Proxy Policy Committee (the “MPPC”), applies Mellon’s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     The Dreyfus recognizes thatan investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders. Dreyfus seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon’s or Dreyfus' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

INFORMATION ABOUT THE FUND

The Fund’s shares are classified into two classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund’s outstanding voting shares. In addition, the Fund’s Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

The Fund sends annual and semi-annual financial statements to all its shareholders.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund’s performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing share of other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Fund shares by any Participating Insurance Company, person or group if, in the judgment of the Fund’s management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Fund will take reasonable steps to prevent excessive short term trading deemed to be harmful to the Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

     The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the calculation of the Fund’s net asset value, nor is S&P a distributor of the Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR

CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The following separate accounts are known by the Fund to own of record 5% or more of the Fund’s voting securities outstanding on March 31, 2006. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

Initial shares

Nationwide Corporation	57.88%
Office of Finance
P.O. Box 182029
Columbus, OH 43218-2029

Travelers Insurance Company	14.02%
P.O. Box 990027
Hartford, CT 06199-0027

Service shares

Allianz Life Insurance Company of North America	65.28%
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Nationwide Corporation	19.23%
Portfolio Accounting
Office of Finance
P.O. Box 182029
Columbus, OH 43218

Transamerica Occidental Life Insurance Company	7.02%
Accounting Department
4333 Edgewood Road N.E.
Cedar Rapids, IA 52499-0001

Safeco Life Insurance Co	5.15%
4854 154 th Place NE
Redmond, WA 98052-9664

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund’s Prospectus.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York, 10017, an independent registered public accounting firm, have been selected to serve as independent auditors of the Fund.

APPENDIX

Description of S&P A-1 Commercial Paper Rating:

The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the number 1, 2 or 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

Description of Moody’s Prime-1 Commercial Paper Rating:

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody’s. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

Dreyfus Stock Index Fund, Inc.

PROSPECTUS May 1, 2006

YOU, YOUR ADVISOR AND

Dreyfus

A MELLON FINANCIAL COMPANY™

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Stock Index Fund, Inc.

Contents

The Fund

Goal/Approach	Inside cover
Main Risks	1
Past Performance	2
Expenses	3
Management	4
Financial Highlights	6

Account Information

Account Policies	8
Distributions and Taxes	10
Exchange Privilege	10

For More Information

See back cover.

Fund shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies). Individuals may not purchase shares directly from, or place sell orders directly with, the fund. The VA contracts and VLI policies are described in the separate prospectuses issued by the participating insurance companies, over which the fund assumes no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders (collectively, pol-icyowners). The board of directors will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

The fund currently offers two classes of shares: Initial shares and Service shares. Policyowners should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of fund shares may be purchased by the separate account.

While the fund’s investment objective and policies may be similar to those of other funds managed by the investment advisers, the fund’s investment results may be higher or lower than, and may not be comparable to, those of the other funds.

GOAL/APPROACH

The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index.To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

The fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least .95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P adjusts each com-pany’s stock weighted in the index by the number of available float shares (i.e., those shares available to public investors) divided by the company’s total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Concepts to understand

Index funds: mutual funds that are designed to meet the performance of an underlying benchmark index.

In seeking to match index performance, the manager uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

MAIN RISKS

The fund’s principal risks are discussed below. The value of the shareholder’s investment in the fund will fluctuate, sometimes dramatically, which means shareholders could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or curren- cy rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between fund and index performance may be affected by the fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in this fund, but shareholders also have the potential to make money.

  Derivatives risk. The fund may invest in stock index futures contracts whose performance is tied to the S&P 500 Index.While used primari- ly as a substitute for the sale or purchase of secu- rities, such investments can increase the fund’s volatility and lower its return. Derivatives, such as futures contracts, can be illiquid, and a small in- vestment in certain derivatives could have a potentially large impact on the fund’s perfor- mance.

Other potential risks

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

The Fund 1

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows the changes in the performance of the fund’s Initial shares from year to year. The table compares the average annual total returns of each of the fund’s share classes to those of the S&P 500, a broad measure of U.S. stock market performance. Performance for the fund’s Service shares, which commenced operations on December 31, 2000, is based on the performance of the fund’s Initial shares prior to that date.The historical performance of the fund’s Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower.All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

Additional costs

Performance information reflects the fund’s expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund’s performance.

Policyowners should consult the prospectus for their contract or policy for more information.

2

EXPENSES

Investors pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the fund’s share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.

Fee table
			Initial	Service
			shares	shares

Annual fund operating expenses
% of average daily net assets
Management fees			0.25%	0.25%
Rule 12b-1 fee			none	0.25%
Shareholder services fee			0.00%	none
Other expenses			0.02%	0.02%

Total			0.27%	0.52%

Expense example

	1 Year	3 Years	5 Years	10 Years

Initial shares	$28	$87	$152	$343

Service shares	$53	$167	$291	$653

This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. This example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the example would be higher. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund and assisting in all aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of fund assets attributable to Service shares, over time it will increase the cost of an investment in Service shares which could be more than that payable with respect to other types of sales charges.

Shareholder services fee: a fee of up to 0.25% used to reimburse the fund’s distributor for providing account service and maintenance for holders of Initial shares.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

The Fund 3

MANAGEMENT

Investment adviser

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $172 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.25% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semian-nual report for the six months ended June 30, 2005. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company. Headquartered in Pittsburgh, Pennsylvania, Mellon Financial is one of the world’s leading providers of financial services for institutions, corporations and high net worth individuals, providing institutional asset management, mutual funds, private wealth management, asset servicing, payment solutions and investor services, and treasury services. Mellon Financial has approximately $4.7 trillion in assets under management, administration or custody, including $781 billion under management.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged its affiliate, Mellon Equity Associates, LLP (Mellon Equity), to serve as the fund’s index fund manager.As of February 28, 2006, Mellon Equity, 500 Grant Street, Pittsburgh, Pennsylvania 15258, managed approximately $21.9 billion in assets and provided investment advisory services for four other investment companies.

Thomas Durante, CFA, is the fund’s primary portfolio manager. He has managed the fund since March 2000. Mr. Durante is a portfolio manager with Mellon Equity, where he has been employed since January 2000. He has been employed by Dreyfus since August 1982. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

4

Distributor

The fund’s distributor is Dreyfus Service Corporation (DSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or DSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are in addition to any 12b-1 fees and/or shareholder services fees or other expenses paid by the fund. These additional payments may be made to intermediaries, including affiliates and participating insurance companies, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales pro-grams.These payments sometimes are referred to as “revenue sharing.” In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

From time to time, Dreyfus or DSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations, as periodically amended.

Code of ethics

The fund, Dreyfus, Mellon Equity and DSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each of the Dreyfus and Mellon Equity code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the respective code’s preclearance and disclosure procedures. The primary purpose of the respective code is to ensure that personal trading by Dreyfus or Mellon Equity employees does not disadvantage any fund managed by Dreyfus or Mellon Equity, as the case may be.

The Fund 5

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. Certain information (except portfolio turnover rate and net assets) reflects financial results for a single fund share. “Total return” shows how much an investment in the fund would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distribu-

tions.These figures have been independently audited by PricewaterhouseCoopers LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.

		Year Ended December 31,
Initial shares	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	30.89	28.43	22.47	29.36	34.00
Investment operations: Investment income — net [1]	.49	.51	.37	.34	.34
Net realized and unrealized
gain (loss) on investments	.94	2.48	5.96	(6.89)	(4.48)
Total from investment operations	1.43	2.99	6.33	(6.55)	(4.14)

Distributions: Dividends from investment
income — net	(.50)	(.53)	(.37)	(.34)	(.34)

Dividends from net realized
gain on investments	—	—	—	—	(.16)

Dividends from return of capital	(.00) [2]	(.00) [2]	—	—	—

Total distributions	(.50)	(.53)	(.37)	(.34)	(.50)

Net asset value, end of period	31.82	30.89	28.43	22.47	29.36
Total Return (%)	4.69	10.64	28.36	(22.36)	(12.18)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27	.26	.28	.27	.26

Ratio of net investment income
to average net assets	1.60	1.76	1.52	1.33	1.09
Portfolio turnover rate	6.09	3.78	2.80	6.05	4.03

Net assets, end of period ($ x 1,000)	3,616,211	3,842,397	3,771,728	3,093,295	4,392,178

[1] Based on average shares outstanding at each month end.
[2] Amount represents less than $.01 per share.

6

		Year Ended December 31,
Service shares	2005	2004	2003	2002	2001

Per-Share Data ($):
Net asset value, beginning of period	30.90	28.40	22.44	29.33	34.00

Investment operations: Investment income — net [1]	.42	.46	.32	.29	.24

Net realized and unrealized
gain (loss) on investments	.93	2.46	5.93	(6.89)	(4.48)

Total from investment operations	1.35	2.92	6.25	(6.60)	(4.24)

Distributions: Dividends from investment

income — net	(.43)	(.42)	(.29)	(.29)	(.27)

Dividends from net realized
gain on investments	—	—	—	—	(.16)

Dividends from return of capital	(.00) [2]	(.00) [2]	—	—	—

Total distributions	(.43)	(.42)	(.29)	(.29)	(.43)

Net asset value, end of period	31.82	30.90	28.40	22.44	29.33

Total Return (%)	4.43	10.35	28.05	(22.55)	(12.46)

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.51	.53	.51	.57

Ratio of net investment income
to average net assets	1.35	1.59	1.27	1.19	.83

Portfolio turnover rate	6.09	3.78	2.80	6.05	4.03

Net assets, end of period ($ x 1,000)	530,037	503,456	283,150	78,762	26,461

[1] Based on average shares outstanding at each month end.

[2] Amount represents less than $.01 per share.

The Fund 7

Account Information

ACCOUNT POLICIES

Buying/Selling shares

Fund shares may be purchased or sold (redeemed) by separate accounts of participating insurance companies. Policyowners should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling fund shares.

The price for fund shares is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided that the orders are received by the fund in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

The fund’s investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with the procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt fund management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs.As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:
•	change or discontinue its exchange privilege, or
temporarily suspend the privilege during unusu-
al market conditions
•	change its minimum or maximum investment
amounts
•	delay sending out redemption proceeds for up to
seven days (generally applies only during unusu-
al market conditions or in cases of very large
redemptions or excessive trading)
•	“redeem in kind,” or make payments in securi-
ties rather than cash, if the amount redeemed is
large enough to affect fund operations (for
example, if it exceeds 1% of the fund’s assets)
•	refuse any purchase or exchange request, includ-
ing those from any participating insurance com-
pany, individual or group who, in Dreyfus’ view,
is likely to engage in frequent trading

Transactions in fund shares are processed by the participating insurance companies using omnibus accounts that aggregate the trades of multiple poli-cyowners. Dreyfus’ ability to monitor the trading activity of these policyowners is limited because their individual transactions in fund shares are not disclosed to the fund.Accordingly, Dreyfus relies to a significant degree on the participating insurance company to detect and deter frequent trading.The

8

agreement with the participating insurance company includes obligations to comply with all applicable federal and state laws.All participating insurance companies have been sent written reminders of their obligations under the agreements, specifically highlighting rules relating to trading fund shares. Further, all participating insurance companies have been requested in writing to notify Dreyfus immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

Dreyfus supplements the surveillance processes in place at participating insurance companies by monitoring total purchases and redemptions of fund shares on a periodic basis. If Dreyfus identifies patterns that may be indicative of frequent trading of large amounts, Dreyfus contacts the participating insurance company for assistance in disaggregating selected omnibus trades into their component parts. When this process identifies multiple roundtrips (i.e., an investment that is substantially liquidated within 60 days), Dreyfus instructs the participating insurance company to temporarily or permanently bar such policyowner’s future purchases of fund shares if Dreyfus concludes the policyowner is likely to engage in frequent trading. Dreyfus also may instruct the participating insurance company to apply these restrictions across all accounts under common ownership, control or perceived affiliation. In all instances, Dreyfus seeks to make these determinations to the best of its abilities in a manner that it believes is consistent with shareholder interests.

In addition to applying restrictions on future purchases or exchanges, Dreyfus or the participating insurance company may cancel or reverse the purchase or exchange on the business day following the transaction if the participating insurance company’s surveillance system identifies the account as one that is likely to engage in frequent trading. Dreyfus may also instruct the participating insurance company to cancel or reverse the purchase or exchange on the following business day if the trade represents a significant amount of the fund’s assets and Dreyfus has concluded that the account is likely to engage in frequent trading.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Account Information 9

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and distributes capital gains annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the participating insurance company instructs otherwise.

Since the fund’s shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal personal income tax consequences to policyowners. For this information, policyowners should consult the prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the fund. From time to time, a shareholder may own a substantial number of fund shares. The sale of a large number of shares could hurt the fund’s NAV.

EXCHANGE PRIVILEGE

Policyowners may exchange shares of a class for shares of other portfolios or funds offered by the VA contracts or VLI policies through the insurance company separate accounts subject to the terms and conditions set forth in the prospectuses of such VA contracts or VLI policies. Policyowners should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

10

NOTES

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call 1-800-554-4611 or 516-338-3300

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Dreyfus Stock Index Fund, Inc.

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the portfolio manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semian-nual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

SEC file number: 811-5719

© 2006 Dreyfus Service Corporation

DREYFUS STOCK INDEX FUND, INC. PART C. OTHER INFORMATION ________________________________
Item 23. _______
__________ Exhibits

(a)	Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on April 20, 1994.

(b)	Registrant's By-Laws.

(d)	Management Agreement is incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 29, 1996.

(e)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on April 26, 2000.

(g)	Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on February 29, 1996.

(h)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on March 2, 1995.

(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on April 20, 1994.

(j)	Consent of Independent Auditors.

(m)	Distribution Plan is incorporated by reference to Exhibit (j) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on October 31, 2000.

(o)	Rule 18f-3 Plan is incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on October 31, 2000.

(p)	Code of Ethics.

Item 23.	Exhibits. - List (continued)

Other Exhibits

(a)	Powers of Attorney of the Board members and officers are incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on April 13, 2004.

(b)	Certificate of Secretary.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Statement as to the general effect of any contract, arrangements or statute under which a Board member, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any Board member, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on
September 8, 1989.

Reference is also made to the Distribution Agreement incorporated by reference to Exhibit (e) of Post-
Effective Amendment No. 14 to the Registration Statement on Form N-1A, filed on October 31, 2000.

Item 26.	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-
investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	Scudder Investments	Chief Operating Officer	7/02 – 1/05
Vice Chair – Distribution	345 Park Avenue
New York, New York 10154

	Scudder Distributors, Inc.	President	7/02 – 1/05
	345 Park Avenue	Chief Executive Officer	7/02 – 1/05
New York, New York 10154

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 – 9/05
Director, Vice Chair and		Managers
Chief Investment Officer

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 – Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - 7/05
	Inc. ++	Director	2/02 - 7/05

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 – Present
Chair of the Board and
Chief Executive Officer	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present

	Standish Mellon Asset Management	Board Manager	7/03 – Present
Company, LLC*

	Newton Management Limited	Director	2/99 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	1/99 – Present
Member

	Franklin Portfolio Associates,	Director	2/99 – Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 – Present

	TBCAM Holdings, LLC*	Director	2/99 – Present

	Mellon Capital Management	Director	1/99 – Present
Corporation***

	Founders Asset Management LLC****	Member, Board of	12/97 - Present
Managers
		President	4/06 – Present
		Chief Executive Officer	4/06 – Present

	Dreyfus Founders Funds, Inc.****	President	4/06 – Present
		Principal Executive	4/06 – Present
Officer

C-4

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - 7/05
Director and Vice Chair	Inc.++
	Boston Safe Advisors, Inc.++	Director	10/01 - 5/05

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 - 6/05
Vice Chair and Director

Thomas F. Eggers	Dreyfus Service Corporation++	Chairman	4/05 - Present
President, Chief Operating		Chief Executive Officer	4/05 - Present
Officer and Director
	Dreyfus Service Organization++	Director	4/05 - Present

	Founders Asset Management LLC****	Member, Board of	4/05 - Present
Managers

	Lighthouse Growth Advisers LLC++	Member, Board of	4/05 - 9/05
Managers

	Seven Six Seven Agency, Inc.++	Director	6/05 - Present

	Scudder Investments, Inc.	President	5/02 - 3/05
	345 Park Avenue	Chief Executive Officer	5/02 - 3/05
New York, NY 10154

	Scudder Distributors, Inc.	Chairman	5/02 - 3/05
345 Park Avenue
New York, NY 10154

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 – Present

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 – Present

	Mellon Ventures, Inc. +	Director	1/99 – Present

C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Robert P. Kelley	Mellon Financial Corporation+	Chairman	2/06 – Present
Director		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	Mellon Bank, N.A. +	Chairman	2/06 – Present
		President	2/06 – Present
		Chief Executive Officer	2/06 – Present
Executive Committee
		Member	2/06 – Present

	The Cadillac Fairview	Board Member	3/00 – Present
Corporation Limited
20 Queen Street West
Toronto, Ontario M5H 3R4

	Wachovia Corporation	Chief Financial Officer	11/00 – 2/06
301 South College Street
One Wachovia Center
Charlotte, North Carolina 28288

David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 – Present
Director
	Wellington-Medford II Properties, Inc.	President and Director	2/99 – Present
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 – Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 – Present

	Mellon Trust of New England, N.A.*	Chairman & CEO	1/99 – Present

	Newton Management Limited	Director	10/98 - Present
London, England

	Laurel Capital Advisors, LLP+	Executive Committee	8/98 – Present
Member

	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management	8/01 - Present
Group

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Global Investing Corp.+	President	1/00 - Present

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director

	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	TBC General Partner, LLC*	President	7/03 - Present

C-6

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Standish Mellon Asset Management	Board Member	7/01 – Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 – Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 – Present
Corporation***

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chair and Director		Director	3/99 - Present

	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - 5/05

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Dreyfus Insurance Agency of	Director	5/98 - 10/04
Massachusetts, Inc.++

	Seven Six Seven Agency, Inc.++	Director	10/98 - 6/05

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - 7/05
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - 11/04
		Director	3/96 - 11/04

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - 9/05
Controller		Managers
		Vice President and	7/05 - 9/05
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05 - Present
		Manager, Board of	7/05 - Present
Managers

	Dreyfus Service Corporation++	Director	7/05 - Present
		Chief Financial Officer	7/05 - Present
		Senior Vice President -	1/05 - 7/05
Finance
		Vice President - Finance	3/03 - 1/05

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

C-8

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Investment Advisors, Inc.++	Chief Compliance	10/04 - 7/05
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - 9/05
Officer
	MBSC, LLC++	Chief Compliance	10/04 - Present
Officer
	Dreyfus Service Corporation++	Chief Compliance	10/04 - Present
Officer
	Boston Safe Advisors++	Chief Compliance	10/04 - 5/05
Officer
Lisa A. Fox	Mellon Bank, N.A. +	Vice President	10/01 - Present
Vice President -
Human Resources

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 - Present

	MBSC, LLC++	Vice President - Tax	4/02 – Present

	The Dreyfus Consumer Credit	Chairman	6/99 - Present
	Corporation ++	President	6/99 - Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 - 7/05
Inc.++
	Dreyfus Service Organization,	Vice President - Tax	10/96 - Present
Inc.++

Alex G. Sciulli	AFCO Acceptance Corp.	Vice President	05/94 – Present
Vice President	110 William Street
29th Floor
New York, NY 10038-3901

	AFCO Credit Corp.	Vice President	05/94 – Present
110 William Street
29th Floor
New York, NY 10038-3901

	The Boston Company, Inc.*	Vice President	09/01 - Present

	Dreyfus Service Corporation++	Vice President	11/01 - Present

	Dreyfus Transfer. Inc.++	Vice President	11/01 - Present

	Founders Asset Management LLC****	Authorized Agent	12/01 - Present

	Franklin Portfolio Associates LLC*	Vice President	06/01 - Present

	Franklin Portfolio Holdings LLC*	Vice President	06/01 - Present

C-9

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
	Mellon Bank, N.A.+	Senior Vice President	08/01 - Present

	Mellon HR Solutions LLC	Vice President	06/02 – Present
2100 N. Central Road
Fort Lee, NJ 07024
	Mellon Human Resources & Investor	Vice President	03/04 – Present
Solutions, Inc.+
	Mellon Private Trust Company, N.A.*	Vice President for	08/01 – Present
Facilities
	Mellon Trust of California	Vice President for	08/01 – Present
Facilities
	Mellon Trust of New England, N.A.*	Vice President	09/03 – Present
	Mellon Trust of New York, LLC	Vice President for	08/01 – Present
Facilities
	Mellon Trust of Washington	Vice President for	08/01 – Present
Facilities
	Mellon United National Bank	Vice President	09/01 – Present
Mellon Financial Tower
111 Brickell Avenue
Miami, FL 33131
	Standish Mellon Asset Management	Vice President	10/01 – Present
LLC
One Financial Center
Boston, MA 02210
	Katrena Corporation+	Vice President	08/01 - Present
	Laurel Capital Advisors, LLP*	Vice President	08/01 - Present
	MBC Investments Corporation+	Vice President	08/01 - Present
	MFS Leasing Corp. +	Vice President	08/01 - Present
	MMIP, LLC+	Vice President	08/01 - Present
	Mellon Capital Management	Vice President	08/01 - Present
Corporation***
	Mellon Equity Associates, LLP+	Vice President	08/01 - Present
	Mellon Financial Markets, LLC+	Vice President	08/01 - Present
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #1+
	Mellon Financial Services	Vice President	08/01 - Present
Corporation #4+
	Mellon Funding Corporation+	Vice President	08/01 - Present
	Mellon Insurance Agency, Inc. +	Vice President	08/01 - Present

C-10

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
	Mellon International Investment	Vice President	08/01 - Present
Corporation+
	Mellon International Leasing Company+	Vice President	08/01 - Present
	Mellon Leasing Corporation+	Vice President	08/01 - Present
	Mellon Overseas Investment	Vice President	08/01 - Present
Corporation+
	Mellon Trust Company of Illinois+	Vice President	08/01 - Present
	Mellon VA Partners, LLC+	Vice President	08/01 - Present
	Mellon Ventures, Inc. +	Vice President	08/01 - Present
	Pontus, Inc. +	Vice President	08/01 - Present
	Texas AP, Inc. +	Vice President	08/01 - Present
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - 5/05
Vice President
James Bitetto	The TruePenny Corporation++	Secretary	9/98 - 11/04
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present
	Dreyfus Investment	Assistant Secretary	7/98 - 7/05
Advisors, Inc.++
	Dreyfus Service	Secretary	8/05 - Present
Organization, Inc.++
		Assistant Secretary	7/98 - 8/05
	The Dreyfus Consumer Credit	Vice President and	2/02 - Present
	Corporation++	Director

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

C-11

Item 27.	Principal Underwriters

(a)	Other investment companies for which Registrant's principal underwriter
(exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Money Market Fund
11.	Dreyfus Cash Management
12.	Dreyfus Cash Management Plus, Inc.
13.	Dreyfus Connecticut Intermediate Municipal Bond Fund
14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
15.	Dreyfus Fixed Income Securities
16.	Dreyfus Florida Intermediate Municipal Bond Fund
17.	Dreyfus Florida Municipal Money Market Fund
18.	Dreyfus Founders Funds, Inc.
19.	The Dreyfus Fund Incorporated
20.	Dreyfus GNMA Fund, Inc.
21.	Dreyfus Government Cash Management Funds
22.	Dreyfus Growth and Income Fund, Inc.
23.	Dreyfus Growth and Value Funds, Inc.
24.	Dreyfus Growth Opportunity Fund, Inc.
25.	Dreyfus Index Funds, Inc.
26.	Dreyfus Institutional Cash Advantage Funds
27.	Dreyfus Institutional Money Market Fund
28.	Dreyfus Institutional Preferred Money Market Funds
29.	Dreyfus Insured Municipal Bond Fund, Inc.
30.	Dreyfus Intermediate Municipal Bond Fund, Inc.
31.	Dreyfus International Funds, Inc.
32.	Dreyfus Investment Grade Funds, Inc.
33.	Dreyfus Investment Portfolios
34.	The Dreyfus/Laurel Funds, Inc.
35.	The Dreyfus/Laurel Funds Trust
36.	The Dreyfus/Laurel Tax-Free Municipal Funds
37.	Dreyfus LifeTime Portfolios, Inc.
38.	Dreyfus Liquid Assets, Inc.
39.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
40.	Dreyfus Massachusetts Municipal Money Market Fund
41.	Dreyfus Midcap Index Fund, Inc.
42.	Dreyfus Money Market Instruments, Inc.
43.	Dreyfus Municipal Bond Fund, Inc.
44.	Dreyfus Municipal Cash Management Plus
45.	Dreyfus Municipal Funds, Inc.
46.	Dreyfus Municipal Money Market Fund, Inc.

P:\Edgar Filings\PART C MASTERS\Part C Masters-HTML\j32-MSW-04-01-05.doc-019/004

C-12

47.	Dreyfus New Jersey Intermediate Municipal Bond Fund
48.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
49.	Dreyfus New York Municipal Cash Management
50.	Dreyfus New York Tax Exempt Bond Fund, Inc.
51.	Dreyfus New York Tax Exempt Intermediate Bond Fund
52.	Dreyfus New York Tax Exempt Money Market Fund
53.	Dreyfus U.S. Treasury Intermediate Term Fund
54.	Dreyfus U.S. Treasury Long Term Fund
55.	Dreyfus 100% U.S. Treasury Money Market Fund
56.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
57.	Dreyfus Pennsylvania Municipal Money Market Fund
58.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.
59.	Dreyfus Premier Equity Funds, Inc.
60.	Dreyfus Premier Fixed Income Funds
61.	Dreyfus Premier International Funds, Inc.
62.	Dreyfus Premier GNMA Fund
63.	Dreyfus Premier Manager Funds I
64.	Dreyfus Premier Manager Funds II
65.	Dreyfus Premier Municipal Bond Fund
66.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67.	Dreyfus Premier New Leaders Fund, Inc.
68.	Dreyfus Premier New York Municipal Bond Fund
69.	Dreyfus Premier Opportunity Funds
70.	Dreyfus Premier State Municipal Bond Fund
71.	Dreyfus Premier Stock Funds
72.	The Dreyfus Premier Third Century Fund, Inc.
73.	The Dreyfus Premier Value Equity Funds
74.	Dreyfus Premier Worldwide Growth Fund, Inc.
75.	Dreyfus Short-Intermediate Government Fund
76.	Dreyfus Short-Intermediate Municipal Bond Fund
77.	The Dreyfus Socially Responsible Growth Fund, Inc.
78.	Dreyfus Stock Index Fund, Inc.
79.	Dreyfus Tax Exempt Cash Management
80.	Dreyfus Treasury Cash Management
81.	Dreyfus Treasury Prime Cash Management
82.	Dreyfus Variable Investment Fund
83.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
84.	General California Municipal Money Market Fund
85.	General Government Securities Money Market Funds, Inc.
86.	General Money Market Fund, Inc.
87.	General Municipal Money Market Funds, Inc.
88.	General New York Municipal Bond Fund, Inc.
89.	General New York Municipal Money Market Fund
90.	Mellon Funds Trust

P:\Edgar Filings\PART C MASTERS\Part C Masters-HTML\j32-MSW-04-01-05.doc-019/004

C-13

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant
Thomas F. Eggers *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
William H. Maresca *	Executive Vice President	None
James Neiland*	Executive Vice President	None
Irene Papadoulis **	Executive Vice President and Director	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
Bret Young *	Executive Vice President and Director	None
Gary Pierce *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice President
Sue Ann Cormack **	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Michael Schuermann **	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer	Chief Compliance Officer
Stephen Storen *	Chief Compliance Officer	None
Lisa A. Fox *	Vice President	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President – Compliance	Anti-Money Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Mary Merkle *	Vice President – Compliance	None
Paul Molloy *	Vice President	None
James Muir *	Vice President – Compliance	None
Anthony Nunez *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
Alex G. Sciulli****	Vice President	None
John Shea*	Vice President – Finance	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	Vice President and
Assistant Secretary
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None
Sarrita Cypress *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.

**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.

***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.

****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j33-MSW-11-3-05.doc-019/004

Item 28. Location of Accounts and Records

1.	Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, Pennsylvania 15258

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\j33-MELLON-11-3-05.doc-019/004

SIGNATURES
_____________

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 13 day of April, 2006.

DREYFUS STOCK INDEX FUND, INC.

BY:	/s/Stephen E. Canter*
Stephen E. Canter, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of
1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/Stephen E. Canter*	President (Principal	04/13/06
Executive Officer)

Stephen E. Canter

/s/James Windels*	Treasurer	04/13/06
(Principal Financial

James Windels	and Accounting Officer)

/s/Joseph S. DiMartino*	Chairman of the Board	04/13/06

Joseph S. DiMartino

/s/David P. Feldman*	Board Member	04/13/06

David P. Feldman

/s/Ehud Houminer*	Board Member	04/13/06

Ehud Houminer

/s/Gloria Messinger*	Board Member	04/13/06

Gloria Messinger

/s/Anne Wexler*	Board Member	04/13/06

Anne Wexler

*BY: /s/Michael A. Rosenberg

_________________________
Michael A. Rosenberg, Attorney-in-Fact